Interest Rate Benchmark Reform - Parent (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	£ 277,298	£ 282,819	£ 272,147
USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	4,381	8,965
Santander UK Group Holdings plc
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	11,048	10,233
Santander UK Group Holdings plc | USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	£ 2,217	£ 2,196